Financial instruments fair value	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Financial instruments fair value
Financial instruments fair value

Note 3. Financial instruments fair value

We report financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis in accordance with ASC Topic 820. ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, which are required to be recorded at fair value, we consider the principal or most advantageous market in which we would transact and the market‑based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions and credit risk.

ASC 820 also establishes a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three levels. Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP established a hierarchy framework to classify the fair value based on the observability of significant inputs to the measurement. The levels of the fair value hierarchy are as follows:

Level 1:  Fair value is determined using an unadjusted quoted price in an active market for identical assets or liabilities.

Level 2:  Fair value is estimated using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

Level 3:  Fair value is estimated using unobservable inputs that are significant to the fair value of the assets or liabilities.

The carrying value of cash and cash equivalents, accounts receivable and accounts payable approximate their fair value. The fair value of our debt as of December 31, 2019 was $203.1 million (Level 2). The carrying value of our debt as of December 31, 2019 was $205.0 million. The fair value of our debt was determined using discounted cash flow analysis based on market rates for similar types of borrowings. Upon closing of the IPO, we repaid the principal amount of our outstanding debt and had no debt outstanding as of September 30, 2020.

Note 3. Financial instruments fair value

We report financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis in accordance with ASC Topic 820. ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, which are required to be recorded at fair value, we consider the principal or most advantageous market in which we would transact and the market‑based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions and credit risk.

ASC 820 also establishes a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three levels. Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP established a hierarchy framework to classify the fair value based on the observability of significant inputs to the measurement. The levels of the fair value hierarchy are as follows:

Level 1:  Fair value is determined using an unadjusted quoted price in an active market for identical assets or liabilities.

Level 2:  Fair value is estimated using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

Level 3:  Fair value is estimated using unobservable inputs that are significant to the fair value of the assets or liabilities.

The carrying value of cash and cash equivalents, accounts receivable and accounts payable approximate their fair value. The fair value of our debt at December 31, 2019 and 2018 was $203.1 million and $173.4 million, respectively (Level 2). The carrying value of our debt as of December 31, 2019 and 2018 was $205.0 million and $175.0 million, respectively. The fair value of our debt was determined using discounted cash flow analysis based on market rates for similar types of borrowings.